Consolidated Statements of Operations and Other Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating expenses from continuing operations
General and administrative expenses	$ 411,019	$ 761,936
Total operating expenses	411,019	761,936
OPERATING LOSS	(411,019)	(761,936)
Other expenses from continuing operations
Warrant expense		3,454,400
Interest , bank charges and financing fees	172,334	405,201
Foreign exchange gain (loss)	1,099
Total other expenses from continuing operations	173,433	3,859,601
Net loss from continuing operations	(584,452)	(4,621,537)
Loss from discontinued operations	(3,701,024)	(966,797)
Gain on sale of intangible assets, net	648,108
Net loss from discontinued operations	(3,052,916)	(966,797)
Total Net Loss	(3,637,368)	(5,588,334)
Other comprehensive loss
Foreign exchange translation adjustment	(157,541)	(207,178)
Total other comprehensive income loss	(157,541)	(207,178)
Comprehensive income (loss)	(3,794,909)	(5,381,156)
AMOUNTS ATTRIBUTABLE TO COMMON STOCKHOLDERS
Loss from continuing operations	(741,993)	(4,414,359)
Loss from discontinued operations	(3,052,916)	(966,797)
COMPREHENSIVE NET LOSS	$ (3,794,909)	$ (5,381,156)
LOSS PER SHARE FROM CONTINUING OPERATIONS:
Basic	$ (0.03)	$ (5.88)
Diluted	(0.03)	(5.88)
EARNINGS (LOSS) PER SHARE FROM DISCONTINUED OPERATIONS:
Basic	(0.14)	(1.29)
Diluted	(0.14)	(1.29)
NET LOSS PER SHARE:
Basic	(0.18)	(7.17)
Diluted	$ (0.18)	$ (7.17)
WEIGHTED AVERAGE SHARES OUTSTANDING
Basic	21,454,189	751,028
Diluted	21,454,189	751,028